Accounts Receivable-Trade	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable-Trade

4. Accounts Receivable—Trade

Accounts receivable consist of the following:

	December 31,
	2012	2013
Billed	$5,175,395	$3,552,184
Unbilled	1,873,376	1,755,439
Other	10,864	235,469

	$7,059,635	$5,543,092

Less: allowance for doubtful accounts	—	(134,811)

	$7,059,635	$5,408,281

Unbilled receivables result from contract retainages and revenues that have been earned in advance of billing and can be invoiced at contractually defined intervals, milestones, or at completion of the contract.

Unbilled amounts are expected to be billed in future periods and are classified as current assets in accordance with industry practice.